CERTIFICATION
                                  -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Class A, Class C and Institutional Class of Neuberger Berman Climate Change Fund, a series of the Registrant, do not differ from that contained in Post-Effective Amendment No. 134 ("Amendment No. 134") to the Registrant's Registration Statement and (b) that Amendment No. 134 was filed electronically.







Dated:   April 18, 2008                    By:  /s/ Sheila R. James
                                                -------------------
                                                Sheila R. James
                                                Assistant Secretary